Summary of Significant Accounting Policies (Details Narrative)				1 Months Ended	12 Months Ended
	Apr. 01, 2019 EUR (€)	Mar. 25, 2019 USD ($)	May 31, 2017 EUR (€)	Jul. 31, 2017 EUR (€)	Dec. 31, 2019 EUR (€) Bonds	Dec. 31, 2018 EUR (€) Bonds	Dec. 31, 2017
Statement Line Items [Line Items]
Foreign currency exchange rate | Bonds					1.1227	1.1445
Average exchange rate | Bonds					1.1194	1.1818
Translation of amounts in foreign currencies					€ 286,000	€ 702,000
Gains and losses on foreign currencies translation					€ 324,000	€ 650,000
First Tranche [Member]
Statement Line Items [Line Items]
Nominal value of debt				€ 10,000,000
Notional participation rate				0.64%
Second Tranche [Member]
Statement Line Items [Line Items]
Nominal value of debt				€ 5,000,000
Third Tranche [Member]
Statement Line Items [Line Items]
Nominal value of debt				€ 5,000,000
EIB Loan [Member]
Statement Line Items [Line Items]
Nominal value of debt			€ 20,000,000
Tranches period			2 years
Variable interest description				1) a variable interest component, entailing quarterly interest payments on the outstanding amounts based on 3-month EURIBOR plus a risk premium; 2) a fixed component at 6% per annum which is due at term-end, and 3) a performance component which is due at the term-end, and whose level is derived from the market capitalization of Biofrontera AG but limited to a 4% per annum interest rate.
Notional participation rate					10.63%		12.33%
Bottom of Range [Member]
Statement Line Items [Line Items]
Payment to acquire tangible assets					€ 250,000
Intangible assets estimated useful life					4 years
Top of Range [Member]
Statement Line Items [Line Items]
Payment to acquire tangible assets					€ 1,000,000
Intangible assets estimated useful life					12 years
Cutanea Life Sciences, Inc [Member]
Statement Line Items [Line Items]
Acquisition percentage		100.00%
Acquisition description		Biofrontera acquired Cutanea for an initial purchase price of USD 1.00. Maruho will provide up to USD 7.3 million in start-up financing for Cutanea's redesigned business activities (start-up costs). A purchase price equal to the start-up costs actually paid must be paid to Maruho by 2023.
Start-up costs	€ 17,325,000
Contribution to sales revenue					€ 1,635,000
Transaction costs					€ 297,000
Cutanea Life Sciences, Inc [Member] | USD [Member]
Statement Line Items [Line Items]
Initial purchase price | $		$ 1
Start-up costs | $		$ 7,300,000
Parent [Member]
Statement Line Items [Line Items]
Company direct interest percentage					100.00%
Parent [Member] | March 21, 2019 [Member]
Statement Line Items [Line Items]
Company direct interest percentage					100.00%
Cutanea Life Sciences, Inc [Member]
Statement Line Items [Line Items]
Company direct interest percentage					100.00%
Dermarc LLC [Member]
Statement Line Items [Line Items]
Company direct interest percentage					100.00%
Dermapex LLC [Member]
Statement Line Items [Line Items]
Company direct interest percentage					100.00%
Biofrontera Bioscience GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage					100.00%
Biofrontera Pharma GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage					100.00%
Biofrontera Development GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage					100.00%
Biofrontera Neuroscience GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage					100.00%
Buildings [member]
Statement Line Items [Line Items]
Marginal interest rate					1.53%
Tangible assets depreciated year					3 years
Motor vehicles [member]
Statement Line Items [Line Items]
Tangible assets depreciated year					6 years
Motor vehicles [member] | Germany [Member]
Statement Line Items [Line Items]
Marginal interest rate					1.85%
Motor vehicles [member] | USA [Member]
Statement Line Items [Line Items]
Marginal interest rate					5.20%
IT Equipment [Member]
Statement Line Items [Line Items]
Tangible assets depreciated year					3 years
Fixtures and Equipment [Member]
Statement Line Items [Line Items]
Tangible assets depreciated year					4 years
Office and Laboratory Facilities [Member]
Statement Line Items [Line Items]
Tangible assets depreciated year					10 years
Laboratory Devices [Member]
Statement Line Items [Line Items]
Tangible assets depreciated year					13 years